Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
October 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.5%
		Communication Services—9.5%
299,135		Alphabet, Inc., Class A	$ 51,184,990
341,396	[1]	Altice USA, Inc.	829,592
145,023	[1]	CarGurus, Inc.	4,498,613
65,486	[1]	Cars.com, Inc.	1,047,121
54,601		Meta Platforms, Inc.	30,990,436
2,298	[1]	Netflix, Inc.	1,737,357
20,528	[1]	Pinterest, Inc.	652,585
86,299	[1]	ROBLOX Corp.	4,463,384
45,927	[1]	Spotify Technology S.A.	17,686,488
115,050	[1]	ZoomInfo Technologies, Inc.	1,271,303
		TOTAL	114,361,869
		Consumer Discretionary—8.6%
45,329		Advance Auto Parts, Inc.	1,617,792
100,400	[1]	Amazon.com, Inc.	18,714,560
564	[1]	AutoZone, Inc.	1,697,076
2,745	[1]	Carvana Co.	678,866
64,840	[1]	Cava Group, Inc.	8,660,030
26,320	[1]	DoorDash, Inc.	4,124,344
8,683	[1]	Duolingo, Inc.	2,543,858
99,056		eBay, Inc.	5,696,711
41,982	[1]	Expedia Group, Inc.	6,562,206
294,843		Gap (The), Inc.	6,123,889
3,393		Marriott International, Inc., Class A	882,248
2,844		Murphy USA, Inc.	1,389,152
2,196	[1]	O’Reilly Automotive, Inc.	2,532,295
34,408		PVH Corp.	3,387,812
43,284		Royal Caribbean Cruises, Ltd.	8,931,653
148,828	[1]	SharkNinja, Inc.	13,723,430
4,190		Texas Roadhouse, Inc.	800,793
61,852		TJX Cos., Inc.	6,991,132
4,713	[1]	Ulta Beauty, Inc.	1,739,003
25,806		Wingstop, Inc.	7,424,128
		TOTAL	104,220,978
		Consumer Staples—6.3%
56,627		Albertsons Cos., Inc.	1,024,949
67,005	[1]	Bellring Brands, Inc.	4,410,939
113,094		Colgate-Palmolive Co.	10,598,039
16,002		Costco Wholesale Corp.	13,988,628
95,944	[1]	Hain Celestial Group, Inc.	837,591
57,687		Kimberly-Clark Corp.	7,740,442
85,575		Kroger Co.	4,772,518
183,463	[1]	Maplebear, Inc.	8,090,718
35,176		PepsiCo, Inc.	5,842,030
139,484		Philip Morris International, Inc.	18,509,527
		TOTAL	75,815,381
		Energy—2.4%
39,062		Cheniere Energy, Inc.	7,475,686

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
52,728		Devon Energy Corp.	$ 2,039,519
46,613		EOG Resources, Inc.	5,684,922
33,001		Marathon Petroleum Corp.	4,800,655
5,191		Phillips 66	632,368
27,192		Targa Resources, Inc.	4,539,976
50,712		Weatherford International PLC	4,006,248
		TOTAL	29,179,374
		Financials—14.0%
42,649		Ameriprise Financial, Inc.	21,763,785
2,580		Aon PLC	946,525
33,256	[1]	Arch Capital Group Ltd.	3,277,711
199,490		Bank of New York Mellon Corp.	15,033,566
9,573		Cboe Global Markets, Inc.	2,044,506
82,090		Corebridge Financial, Inc.	2,607,999
29,381	[1]	Fiserv, Inc.	5,814,500
20,827		Globe Life, Inc.	2,199,331
47,662	[1]	Green Dot Corp.	541,440
26,810		Hartford Financial Services Group, Inc.	2,960,896
46,999		Interactive Brokers Group, Inc., Class A	7,171,107
15,611		Intercontinental Exchange, Inc.	2,433,287
174,019		Jackson Financial, Inc.	17,393,199
18,022		Janus Henderson Group PLC	744,489
8,861		Mastercard, Inc.	4,426,867
2,279		MSCI, Inc., Class A	1,301,765
127,747		Northern Trust Corp.	12,841,128
42,963	[1]	PayPal Holdings, Inc.	3,406,966
31,747		PROG Holdings, Inc.	1,386,392
23,952		Progressive Corp., OH	5,816,264
146,415		Prudential Financial, Inc.	17,932,909
19,517		Ryan Specialty Group Holdings, Inc.	1,285,585
240,766		State Street Corp.	22,343,085
43,462		The Travelers Cos., Inc.	10,689,044
51,304		Virtu Financial, Inc.	1,588,372
14,763		Wells Fargo & Co.	958,414
66,109		Western Union Co.	711,333
		TOTAL	169,620,465
		Health Care—12.3%
166,088		AbbVie, Inc.	33,860,360
4,988	[1]	Alnylam Pharmaceuticals, Inc.	1,329,751
23,193		Amgen, Inc.	7,425,471
27,639	[1]	AnaptysBio, Inc.	597,832
10,980	[1]	Biogen, Inc.	1,910,520
25,928		Cardinal Health, Inc.	2,813,707
38,086		Cencora, Inc.	8,686,655
65,519	[1]	Centene Corp.	4,079,213
243,370	[1]	Elanco Animal Health, Inc.	3,076,197
6,731		Elevance Health, Inc.	2,731,171
2,466		Eli Lilly & Co.	2,046,139
20,958		GE HealthCare Technologies, Inc.	1,830,681
132,976		Gilead Sciences, Inc.	11,810,928
16,770		Humana, Inc.	4,323,809
46,611	[1]	Illumina, Inc.	6,718,509

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
72,937	[1]	Incyte Genomics, Inc.	$ 5,406,090
100,627		Johnson & Johnson	16,086,232
97,593		Merck & Co., Inc.	9,985,716
37,635	[1]	Myriad Genetics, Inc.	826,465
25,687	[1]	Omnicell, Inc.	1,249,416
2,376		Stryker Corp.	846,521
6,814		Teleflex, Inc.	1,370,023
4,452	[1]	Tenet Healthcare Corp.	690,149
13,128		The Cigna Group	4,132,826
2,274	[1]	United Therapeutics Corp.	850,408
9,129		UnitedHealth Group, Inc.	5,153,320
10,185	[1]	Vertex Pharmaceuticals, Inc.	4,847,856
20,064		Zoetis, Inc.	3,587,042
		TOTAL	148,273,007
		Industrials—10.7%
27,120		3M Co.	3,484,106
72,240		Allison Transmission Holdings, Inc.	7,719,567
77,902		Atmus Filtration Technologies, Inc.	3,033,504
31,041		Booz Allen Hamilton Holding Corp.	5,638,908
4,880		Caterpillar, Inc.	1,835,856
9,604		Emerson Electric Co.	1,039,825
17,562		GE Aerospace	3,016,800
76,934	[1]	GE Vernova, Inc.	23,207,911
8,850		Leidos Holdings, Inc.	1,620,966
5,425		Lennox International, Inc.	3,268,942
14,625		Manpower, Inc.	919,181
47,855		Masco Corp.	3,824,093
38,726		Otis Worldwide Corp.	3,802,893
48,492		Paycom Software, Inc.	10,136,283
5,292		Rockwell Automation, Inc.	1,411,429
7,943		Ryder System, Inc.	1,161,902
19,159	[1]	SkyWest, Inc.	1,823,937
9,872	[1]	SPX Technologies, Inc.	1,416,533
15,412		Trane Technologies PLC	5,704,906
19,955		Union Pacific Corp.	4,630,957
273,371		Veralto Corp.	27,935,783
23,299		Verisk Analytics, Inc.	6,400,701
35,678		Vertiv Holdings Co.	3,899,249
12,432		Waste Management, Inc.	2,683,447
		TOTAL	129,617,679
		Information Technology—27.3%
4,273	[1]	Adobe, Inc.	2,042,836
291,992		Apple, Inc.	65,963,913
32,963		Applied Materials, Inc.	5,985,422
65,162	[1]	AppLovin Corp.	11,037,791
39,051	[1]	Arista Networks, Inc.	15,090,868
21,864	[1]	Cirrus Logic, Inc.	2,401,105
9,243	[1]	Commvault Systems, Inc.	1,443,664
21,508	[1]	Datadog, Inc.	2,697,964
15,642		Dell Technologies, Inc.	1,933,821
81,019	[1]	DXC Technology Co.	1,609,037
186,440	[1]	Fortinet, Inc.	14,665,370

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
178,969	[1]	GoDaddy, Inc.	$ 29,852,029
4,882		IBM Corp.	1,009,207
41,883		Micron Technology, Inc.	4,173,641
149,784		Microsoft Corp.	60,864,728
2,174		Motorola Solutions, Inc.	976,887
19,085		NetApp, Inc.	2,200,691
230,513	[1]	Nutanix, Inc.	14,314,857
272,986		NVIDIA Corp.	36,241,621
36,374	[1]	ON Semiconductor Corp.	2,564,003
53,127		Oracle Corp.	8,916,836
99,464	[1]	Palantir Technologies, Inc.	4,133,724
83,518		Pegasystems, Inc.	6,634,670
11,447	[1]	Qorvo, Inc.	815,713
105,859		Qualcomm, Inc.	17,230,669
8,898	[1]	ServiceNow, Inc.	8,301,745
15,785		TD SYNNEX Corp.	1,820,800
78,448	[1]	Zoom Video Communications, Inc.	5,863,204
		TOTAL	330,786,816
		Materials—3.5%
32,818		Alcoa Corp.	1,315,674
51,012	[1]	Axalta Coating Systems Ltd.	1,934,375
133,221		CRH PLC	12,713,280
81,275		FMC Corp.	5,282,062
28,382	[1]	Knife River Corp.	2,762,136
56,174		Mosaic Co./The	1,503,216
74,613		Newmont Corp.	3,390,415
17,085		Nucor Corp.	2,423,336
52,248		PPG Industries, Inc.	6,505,398
7,188		Sherwin-Williams Co.	2,578,839
10,304		Steel Dynamics, Inc.	1,344,672
16,660	[1]	Summit Materials, Inc.	789,851
		TOTAL	42,543,254
		Real Estate—1.7%
13,048		American Healthcare REIT, Inc.	347,077
12,786		American Tower Corp.	2,730,323
235,920		Kilroy Realty Corp.	9,488,702
76,810		Macerich Co. (The)	1,436,347
9,540		Simon Property Group, Inc.	1,613,405
42,302		SL Green Realty Corp.	3,198,454
20,115		Ventas, Inc.	1,317,331
		TOTAL	20,131,639
		Utilities—1.2%
14,843		Constellation Energy Corp.	3,903,115
88,249		Vistra Corp.	11,027,595
		TOTAL	14,930,710
		TOTAL COMMON STOCKS (IDENTIFIED COST $919,305,982)	1,179,481,172

Shares		Value
	INVESTMENT COMPANY—2.4%
28,920,705	Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[2] (IDENTIFIED COST $28,920,705)	28,920,705
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $948,226,687)	1,208,401,877
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	692,796
	TOTAL NET ASSETS—100%	$1,209,094,673
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 7/31/2024	$30,641,175
Purchases at Cost	$42,116,743
Proceeds from Sales	$(43,837,213)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2024	$28,920,705
Shares Held as of 10/31/2024	28,920,705
Dividend Income	$351,618

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust